Document and Entity Information	Jan. 23, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001354730
Document Type	8-K
Document Period End Date	Jan. 23, 2023
Entity Registrant Name	INVESCO DB G10 CURRENCY HARVEST FUND
Entity Incorporation State Country Code	DE
Entity File Number	001-33020
Entity Tax Identification Number	16-6562496
Entity Address, Address Line One	c/o Invesco Capital Management LLC
Entity Address, Address Line Two	3500 Lacey Road
Entity Address, Address Line Three	Suite 700
Entity Address, City or Town	Downers Grove
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60515
City Area Code	(800)
Local Phone Number	983-0903
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units of Beneficial Interest
Trading Symbol	DBV
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	false